Risk Management Section - Cover Values Including Guarantees Received - Total ING Bank (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Outstandings	€ 831,605	€ 773,636
Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	318,804	308,349
Consumer Lending [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type	547,832	512,709
Consumer Lending [member] | Eligible Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type	3,509	3,680
Consumer Lending [member] | Other CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	280	338
Consumer Lending [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type	25,760	25,130
Consumer Lending [member] | Non CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	39,166	38,551
Business Lending [member]
Disclosure of credit risk exposure [line items]
Outstandings	365,480	320,153
Business Lending [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type	147,203	134,667
Business Lending [member] | Eligible Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type	19,089	15,185
Business Lending [member] | Other CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	125,472	99,569
Business Lending [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type	86,215	90,777
Business Lending [member] | Non CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	132,416	128,985
Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Outstandings	95,701	100,449
Investment and Money Market [member] | Eligible Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type	80	59
Investment and Money Market [member] | Other CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	214	117
Investment and Money Market [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type	145	522
Investment and Money Market [member] | Non CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	45
Aggregate lending, investment and money market [member]
Disclosure of credit risk exposure [line items]
Outstandings	779,985	728,951
Aggregate lending, investment and money market [member] | Mortgages [member]
Disclosure of credit risk exposure [line items]
Cover type	695,035	647,376
Aggregate lending, investment and money market [member] | Eligible Financial Collateral [Member]
Disclosure of credit risk exposure [line items]
Cover type	22,678	18,923
Aggregate lending, investment and money market [member] | Other CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	125,966	100,024
Aggregate lending, investment and money market [member] | Guarantees [member]
Disclosure of credit risk exposure [line items]
Cover type	112,120	116,429
Aggregate lending, investment and money market [member] | Non CRR/CRD IV eligible [Member]
Disclosure of credit risk exposure [line items]
Cover type	171,627	167,536
Pre-settlement [member]
Disclosure of credit risk exposure [line items]
Outstandings	€ 51,620	€ 44,685
No cover [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	6.60%	6.30%
No cover [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	37.70%	35.30%
No cover [member] | Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Value to Loan	91.00%	99.50%
No cover [member] | Aggregate lending, investment and money market [member]
Disclosure of credit risk exposure [line items]
Value to Loan	31.60%	31.90%
Partially covered [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	7.90%	9.30%
Partially covered [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	23.50%	24.10%
Partially covered [member] | Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Value to Loan	8.80%	0.40%
Partially covered [member] | Aggregate lending, investment and money market [member]
Disclosure of credit risk exposure [line items]
Value to Loan	15.30%	14.60%
Fully covered [member] | Consumer Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	85.40%	84.40%
Fully covered [member] | Business Lending [member]
Disclosure of credit risk exposure [line items]
Value to Loan	38.80%	40.60%
Fully covered [member] | Investment and Money Market [member]
Disclosure of credit risk exposure [line items]
Value to Loan	0.20%	0.20%
Fully covered [member] | Aggregate lending, investment and money market [member]
Disclosure of credit risk exposure [line items]
Value to Loan	53.10%	53.60%